Property and equipment, net (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 22,369	$ 44,868	$ 44,868
Less: Accumulated depreciation	(17,597)	(34,209)	(29,515)
Total	4,772	10,659	15,353
Reclassification, Other [Member]
Property, Plant and Equipment [Line Items]
Subtotal	42,471
Less: Accumulated depreciation	(35,464)
Total	7,007
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,791	22,690	22,690
Computer Equipment [Member] | Reclassification, Other [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,352
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	16,578	$ 22,178	$ 22,178
Office Equipment [Member] | Reclassification, Other [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 37,119